Supplementary Information - Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Supplementary Information - Condensed Consolidating Financial Information [Abstract]
Supplementary Information - Condensed Consolidating Financial Information
21.	Supplementary Information — Condensed Consolidating Financial Information

The following condensed consolidating financial information presents the results of operations, financial position and cash flows of DCP Midstream Partners, LP, or parent guarantor, DCP Midstream Operating LP, or subsidiary issuer, which is a 100% owned subsidiary, and non-guarantor subsidiaries, as well as the consolidating adjustments necessary to present DCP Midstream Partners, LP's results on a consolidated basis. In conjunction with the universal shelf registration statement on Form S-3 filed with the SEC on May 26, 2010, the parent guarantor has agreed to fully and unconditionally guarantee securities of the subsidiary issuer. For the purpose of the following financial information, investments in subsidiaries are reflected in accordance with the equity method of accounting. The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiaries operated as independent entities.

	Condensed Consolidating Balance Sheets December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$3.6	$6.4	$(2.4)	$7.6
Accounts receivable	—	—	214.8	—	214.8
Inventories	—	—	87.9	—	87.9
Other	—	—	43.4	—	43.4

Total current assets	—	3.6	352.5	(2.4)	353.7
Property, plant and equipment, net	—	—	1,499.4	—	1,499.4
Goodwill and intangible assets, net	—	—	299.1	—	299.1
Advances receivable — consolidated subsidiaries	370.7	597.2	—	(967.9)	—
Investments in consolidated subsidiaries	515.2	679.3	—	(1,194.5)	—
Investments in unconsolidated affiliates	—	—	107.1	—	107.1
Other long-term assets	—	5.6	12.5	—	18.1

Total assets	$885.9	$1,285.7	$2,270.6	$(2,164.8)	$2,277.4

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$18.7	$364.2	$(2.4)	$380.5
Advances payable — consolidated subsidiaries	—	—	967.9	(967.9)	—
Long-term debt	—	746.8	—	—	746.8
Other long-term liabilities	—	5.0	46.8	—	51.8

Total liabilities	—	770.5	1,378.9	(970.3)	1,179.1

Commitments and contingent liabilities
Equity:
Partners' equity
Predecessor equity	—	—	257.4	—	257.4
Net equity	885.9	534.6	423.7	(1,194.5)	649.7
Accumulated other comprehensive loss	—	(19.4)	(1.8)	—	(21.2)

Total partners' equity	885.9	515.2	679.3	(1,194.5)	885.9
Noncontrolling interests	—	—	212.4	—	212.4

Total equity	885.9	515.2	891.7	(1,194.5)	1,098.3

Total liabilities and equity	$885.9	$1,285.7	$2,270.6	$(2,164.8)	$2,277.4

(a)	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Balance Sheets December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$1.5	$6.7	$(1.5)	$6.7
Accounts receivable	—	—	247.3	—	247.3
Inventories	—	—	73.6	—	73.6
Other	—	—	22.8	—	22.8

Total current assets	—	1.5	350.4	(1.5)	350.4
Property, plant and equipment, net	—	—	1,378.6	—	1,378.6
Goodwill and intangible assets, net	—	—	304.2	—	304.2
Advances receivable — consolidated subsidiaries	333.4	534.7	—	(868.1)	—
Investments in consolidated subsidiaries	522.7	661.4	—	(1,184.1)	—
Investments in unconsolidated affiliates	—	—	104.3	—	104.3
Other long-term assets	—	2.3	7.4	—	9.7

Total assets	$856.1	$1,199.9	$2,144.9	$(2,053.7)	$2,147.2

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$0.2	$19.5	$297.1	$(1.5)	$315.3
Advances payable — consolidated subsidiaries	—	—	868.1	(868.1)	—
Long-term debt	—	647.8	—	—	647.8
Other long-term liabilities	—	9.9	98.2	—	108.1

Total liabilities	0.2	677.2	1,263.4	(869.6)	1,071.2

Commitments and contingent liabilities
Equity:
Partners' equity
Predecessor equity	—	—	337.8	—	337.8
Net equity	855.9	550.1	323.9	(1,184.1)	545.8
Accumulated other comprehensive loss	—	(27.4)	(0.3)	—	(27.7)

Total partners' equity	855.9	522.7	661.4	(1,184.1)	855.9
Noncontrolling interests	—	—	220.1	—	220.1

Total equity	855.9	522.7	881.5	(1,184.1)	1,076.0

Total liabilities and equity	$856.1	$1,199.9	$2,144.9	$(2,053.7)	$2,147.2

(a)	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Operations Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$2,178.5	$—	$2,178.5
Transportation, processing and other	—	—	172.2	—	172.2
Gains from commodity derivative activity, net	—	—	7.7	—	7.7

Total operating revenues	—	—	2,358.4	—	2,358.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	1,933.0	—	1,933.0
Operating and maintenance expense	—	—	125.7	—	125.7
Depreciation and amortization expense	—	—	100.6	—	100.6
General and administrative expense	—	—	48.3	—	48.3
Other, net	—	—	(0.5)	—	(0.5)

Total operating costs and expenses	—	—	2,207.1	—	2,207.1

Operating income	—	—	151.3	—	151.3
Interest expense, net	—	(33.5)	(0.4)	—	(33.9)
Earnings from unconsolidated affiliates	—	—	22.7	—	22.7
Earnings from consolidated subsidiaries	120.8	154.3	—	(275.1)	—

Income before income taxes	120.8	120.8	173.6	(275.1)	140.1
Income tax expense	—	—	(0.5)	—	(0.5)

Net income	120.8	120.8	173.1	(275.1)	139.6
Net income attributable to noncontrolling interests	—	—	(18.8)	—	(18.8)

Net income attributable to partners	$120.8	$120.8	$154.3	$(275.1)	$120.8

(a)	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Operations Year Ended December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$1,975.1	$—	$1,975.1
Transportation, processing and other	—	—	130.3	—	130.3
Gains from commodity derivative activity, net	—	—	3.0	—	3.0

Total operating revenues	—	—	2,108.4	—	2,108.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	1,783.1	—	1,783.1
Operating and maintenance expense	—	—	98.3	—	98.3
Depreciation and amortization expense	—	—	88.1	—	88.1
General and administrative expense	—	0.2	45.6	—	45.8
Step acquisition — equity interest re-measurement gain	—	—	(9.1)	—	(9.1)
Other, net	—	—	(5.0)	—	(5.0)

Total operating costs and expenses	—	0.2	2,001.0	—	2,001.2

Operating (loss) income	—	(0.2)	107.4	—	107.2
Interest expense, net	—	(28.8)	(0.3)	—	(29.1)
Earnings from unconsolidated affiliates	—	—	23.8	—	23.8
Earnings from consolidated subsidiaries	91.2	120.2	—	(211.4)	—

Income before income taxes	91.2	91.2	130.9	(211.4)	101.9
Income tax expense	—	—	(1.5)	—	(1.5)

Net income	91.2	91.2	129.4	(211.4)	100.4
Net income attributable to noncontrolling interests	—	—	(9.2)	—	(9.2)

Net income attributable to partners	$91.2	$91.2	$120.2	$(211.4)	$91.2

(a)	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Operations Year Ended December 31, 2009 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$1,429.3	$—	$1,429.3
Transportation, processing and other	—	—	104.9	—	104.9
Losses from commodity derivative activity, net	—	—	(56.3)	—	(56.3)

Total operating revenues	—	—	1,477.9	—	1,477.9

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	1,248.3	—	1,248.3
Operating and maintenance expense	—	—	84.2	—	84.2
Depreciation and amortization expense	—	—	76.9	—	76.9
General and administrative expense	—	0.1	43.0	—	43.1
Other, net	—	—	0.5	—	0.5

Total operating costs and expenses	—	0.1	1,452.9	—	1,453.0

Operating (loss) income	—	(0.1)	25.0	—	24.9
Interest expense, net	—	(27.8)	(0.2)	—	(28.0)
Earnings from unconsolidated affiliates	—	—	18.5	—	18.5
Earnings from consolidated subsidiaries	6.1	34.0	—	(40.1)	—

Income before income taxes	6.1	6.1	43.3	(40.1)	15.4
Income tax expense	—	—	(1.0)	—	(1.0)

Net income	6.1	6.1	42.3	(40.1)	14.4
Net income attributable to noncontrolling interests	—	—	(8.3)	—	(8.3)

Net income attributable to partners	$6.1	$6.1	$34.0	$(40.1)	$6.1

(a)	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(37.3)	$(92.7)	$391.7	$(0.9)	$260.8

INVESTING ACTIVITIES:
Capital expenditures	—	—	(165.7)	—	(165.7)
Acquisitions, net of cash acquired	—	—	(174.8)	—	(174.8)
Investments in unconsolidated affiliates	—	—	(7.0)	—	(7.0)
Return of investment from unconsolidated affiliate	—	—	1.6	—	1.6
Proceeds from sale of assets	—	—	5.2	—	5.2

Net cash used in investing activities	—	—	(340.7)	—	(340.7)

FINANCING ACTIVITIES:
Proceeds from debt	—	1,524.0	—	—	1,524.0
Payments of debt	—	(1,425.0)	—	—	(1,425.0)
Payment of deferred financing costs	—	(4.2)	—	—	(4.2)
Proceeds from issuance of common units, net of offering costs	169.7	—	—	—	169.7
Excess purchase price over acquired assets	—	—	(35.7)	—	(35.7)
Net change in advances to predecessor from DCP Midstream LLC	—	—	10.9	—	10.9
Distributions to unitholders and general partner	(132.4)	—	—	—	(132.4)
Distributions to noncontrolling interests	—	—	(44.8)	—	(44.8)
Contributions from noncontrolling interests	—	—	18.3	—	18.3

Net cash provided by (used in) financing activities	37.3	94.8	(51.3)	—	80.8

Net change in cash and cash equivalents	—	2.1	(0.3)	(0.9)	0.9
Cash and cash equivalents, beginning of period	—	1.5	6.7	(1.5)	6.7

Cash and cash equivalents, end of period	$—	$3.6	$6.4	$(2.4)	$7.6

(a)	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2010 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$(87.4)	$(42.9)	$293.4	$(0.7)	$162.4

INVESTING ACTIVITIES:
Capital expenditures	—	—	(75.9)	—	(75.9)
Acquisitions, net of cash acquired	—	—	(282.1)	—	(282.1)
Investments in unconsolidated affiliates	—	—	(2.3)	—	(2.3)
Return of investment from unconsolidated affiliate	—	—	1.2	—	1.2
Proceeds from sale of assets	—	—	3.5	—	3.5
Proceeds from sales of available-for-sale securities	—	10.1	—	—	10.1

Net cash provided by (used in) investing activities	—	10.1	(355.6)	—	(345.5)

FINANCING ACTIVITIES:
Proceeds from debt	—	868.2	—	—	868.2
Payments of debt	—	(833.4)	—	—	(833.4)
Payment of deferred financing costs	—	(2.1)	—	—	(2.1)
Proceeds from issuance of common units, net of offering costs	189.3	—	—	—	189.3
Net change in advances to predecessor from DCP Midstream, LLC	—	—	82.3	—	82.3
Distributions to unitholders and general partner	(101.9)	—	—	—	(101.9)
Distributions to noncontrolling interests	—	—	(25.6)	—	(25.6)
Contributions from noncontrolling interests	—	—	13.8	—	13.8
Contributions from DCP Midstream, LLC	—	—	0.6	—	0.6
Purchase of additional interest in a subsidiary	—	—	(3.5)	—	(3.5)

Net cash provided by (used in) financing activities	87.4	32.7	67.6	—	187.7

Net change in cash and cash equivalents	—	(0.1)	5.4	(0.7)	4.6
Cash and cash equivalents, beginning of period	—	1.6	1.3	(0.8)	2.1

Cash and cash equivalents, end of period	$—	$1.5	$6.7	$(1.5)	$6.7

(a)	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows Year Ended December 31, 2009
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$15.8	$(31.5)	$168.9	$(0.5)	$152.7

INVESTING ACTIVITIES:
Capital expenditures	—	—	(182.2)	—	(182.2)
Acquisitions, net of cash acquired	—	—	(44.5)	—	(44.5)
Investments in unconsolidated affiliates	—	—	(7.0)	—	(7.0)
Return of investment from unconsolidated affiliate			2.2	—	2.2
Proceeds from sale of assets	—	—	1.4	—	1.4
Purchase of available-for-sale securities	—	(1.1)	—	—	(1.1)
Proceeds from sales of available-for-sale securities	—	51.1	—	—	51.1

Net cash provided by (used in) investing activities	—	50.0	(230.1)	—	(180.1)

FINANCING ACTIVITIES:
Proceeds from debt	—	237.0	—	—	237.0
Payments of debt	—	(280.5)	—	—	(280.5)
Proceeds from issuance of common units, net of offering costs	69.5	—	—	—	69.5
Net change in advances to predecessor from DCP Midstream, LLC	—	—	(25.5)	—	(25.5)
Distributions to unitholders and general partner	(85.3)	—	—	—	(85.3)
Distributions to noncontrolling interests	—	—	(27.0)	—	(27.0)
Contributions from noncontrolling interests	—	—	78.7	—	78.7
Contributions from DCP Midstream, LLC	—	—	0.7	—	0.7

Net cash (used in) provided by financing activities	(15.8)	(43.5)	26.9	—	(32.4)

Net change in cash and cash equivalents	—	(25.0)	(34.3)	(0.5)	(59.8)
Cash and cash equivalents, beginning of period	—	26.6	35.6	(0.3)	61.9

Cash and cash equivalents, end of period	$—	$1.6	$1.3	$(0.8)	$2.1

(a)	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.